Trade receivables - Net (Schedule of Allowance for Doubtful Accounts) (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Trade and other receivables [abstract]
Balance at beginning of year	$ 231,778	$ 199,855
Provisions	4,529	7,486
Recoveries	(63)
Translations effects	854	24,437
Balance at end of year	$ 237,098	$ 231,778